Cover	Oct. 15, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 15, 2020
Entity Registrant Name	Del Taco Restaurants, Inc.
Entity Emerging Growth Company	false
Entity File Number	001-36197
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0001585583
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-3340980
Entity Address, Postal Zip Code	92630
Entity Address, State or Province	CA
Entity Address, City or Town	Lake Forest,
Entity Address, Address Line One	25521 Commercentre Drive
Local Phone Number	462-9300
City Area Code	(949)
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	TACO
Security Exchange Name	NASDAQ